Offsets	Aug. 09, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	AvidityBiosciences,Inc.
Form or Filing Type	S-3
File Number	333-257691
Initial Filing Date	Nov. 08, 2022
Fee Offset Claimed	$ 14,582
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	CommonStock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 132,330,608
Explanation for Claimed Amount	$14,582 is the portion of the registration fee associated with the Unsold Shares that is due under this prospectus supplement using all of the previously paid but unused registration fees associated with the Prior Prospectus and the Prior Registration Statement.
Offset Note	In connection with the registration of the offering of up to $200,000,000 of shares of common stock, including the Unsold Shares (as defined below) under the prospectus supplement, dated November 8, 2022 (the “Prior Prospectus”), to the Registration Statement on Form
S-3
(Registration
No. 333-257691),
which was filed with the Securities and Exchange Commission (the “SEC”) on July 2, 2021 (the “Prior Registration Statement”), the Registrant paid registration fees of $22,040, based on the filing fee then in effect. Of those shares of common stock, shares having an aggregate offering price of $67,669,392 were sold, and shares of common stock having an aggregate offering price of $132,330,608 were unsold (the “Unsold Shares”). The offering made under the Prior Prospectus and the Prior Registration Statement has been terminated. $14,582 is the portion of the registration fee associated with the Unsold Shares that is due under this prospectus supplement using all of the previously paid but unused registration fees associated with the Prior Prospectus and the Prior Registration Statement. Accordingly, a filing fee of $44,458 is being paid herewith.
Termination / Withdrawal Statement	The offering made under the Prior Prospectus and the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	AvidityBiosciences,Inc.
Form or Filing Type	S-3
File Number	333-257691
Filing Date	Nov. 08, 2022
Fee Paid with Fee Offset Source	$ 14,582
Explanation for Claimed Amount	$14,582 is the portion of the registration fee associated with the Unsold Shares that is due under this prospectus supplement using all of the previously paid but unused registration fees associated with the Prior Prospectus and the Prior Registration Statement.